Acquisitions of Subsidiaries - Summary of Assets Acquired and Liabilities Recognized at the Date of Acquisition (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Total	$ 3,154
Amtd Assets [Member]
Business Acquisition [Line Items]
Interests in joint ventures	24,726
Property, plant and equipment	135,592
Cash and bank balances	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Account payable	(311)
Accruals and other payables	(2,269)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,968)
Total	(3,154)
The Art Newspaper SA [Member]
Business Acquisition [Line Items]
Property, plant and equipment	333
Cash and bank balances	27
Accounts receivable	674
Prepayments, deposits and other receivables	301
Account payable	(402)
Accruals and other payables	(2,068)
Bank borrowings	(37)
Intangible assets	25,392
Deferred tax liabilities	(2,920)
Total	$ 21,300
AMTD Idea Group [Member]
Business Acquisition [Line Items]
Property, plant and equipment		$ 18
Cash and bank balances		13,051
Accounts receivable		7,519
Prepayments, deposits and other receivables		35,581
Account payable		(1,119)
Accruals and other payables		(8,647)
Intangible assets		4,808
Deferred tax liabilities		(762)
Goodwill		7,509
Other assets		1,753
Due from immediate holding company		317,991
Financial assets at fair value through profit or loss		21,199
Tax payable		(3,611)
Total		395,290
Lofficiel [Member]
Business Acquisition [Line Items]
Cash and bank balances		247
Accounts receivable		1,855
Prepayments, deposits and other receivables		2,745
Account payable		(11,489)
Accruals and other payables		(11,033)
Bank borrowings		(585)
Intangible assets		92,294
Deferred tax liabilities		(2,769)
Provisions		(4,094)
Restricted cash		477
Total		$ 67,648